Trade Payables, Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other current payables [abstract]
Product development related expenses	SFr 13,156	SFr 13,702
Personnel related expenses	4,491	3,696
General and administration related expenses	1,385	749
Other payables	935	51
Total	SFr 19,967	SFr 18,198